Income Taxes (Details) - Schedule of deferred tax assets and deferred tax liability - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets:
Allowance for doubtful accounts	¥ 7,821	¥ 5,084
Impairment loss on long-lived assets and long-term prepaid expenses	42,634	27,289
Impairment loss on long-term investments	16,706	16,371
Accrued Liabilities	11,809	10,418
Deductible temporary difference related to advertising expenses	4,616	4,561
Deferred subsidy income	711	821
Net operating loss carrying forwards	317,242	291,750
Total deferred tax assets	401,539	356,294
Less: valuation allowance	(401,539)	(356,294)
Deferred tax assets, net